Basis of Presentation and Summary of Significant Accounting Policies - Warranty Reserve (Details) - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Basis of Presentation and Summary of Significant Accounting Policies
Standard assurance warranty period	1 year
Movement in Standard Product Warranty Accrual [Roll Forward]
Warranty reserve, at the beginning of the year	$ 1,491	$ 116
Additions to warranty reserve	375	2,352
Claims fulfilled	(132)	(977)
Warranty reserve, at the end of the period	$ 1,734	$ 1,491